Taxation - Schedule of Components of Income Tax Expense (Benefit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 27,593	$ 4,330	¥ 15,081	¥ 9,180
Deferred income tax benefit	(11,852)	(1,860)	(177)	(177)
Income tax expense	¥ 15,741	$ 2,470	¥ 14,904	¥ 9,003